EQUITY EARNINGS IN AFFILIATE (10K) (Details) $ in Thousands, £ in Millions	1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Feb. 28, 2012 USD ($)	Feb. 28, 2012 GBP (£)	Mar. 31, 2015 USD ($) Novel Play Film	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Novel Play TelevisionFilm	Dec. 31, 2013 USD ($)	Oct. 02, 2012 USD ($)
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)	64.00%	64.00%
A summary of the ACL investment account is as follows: [Abstract]
Share of income					$ 250	$ 305	$ 2,580	$ 3,296
Summarized financial information [Abstract]
Revenues					2,088	2,413
Film cost amortization					(517)	(645)
General, administrative and other expenses					(792)	(863)
Income from operations					779	905
Net income					$ 602	707
Agatha Christie Limited Company [Member]
Business Acquisition [Line Items]
Number of novels and short story collections | Novel					80		80
Number of plays | Play					19		19
Number of television films					100		100
Purchase consideration	$ 21,900	£ 13.7	$ 21,900	£ 13.7
A summary of the ACL investment account is as follows: [Abstract]
Investment at fair value					$ 22,281	$ 25,233	$ 25,233	25,449
Share of income							3,169	3,834
Dividends received							(4,040)	(4,005)
Basis - difference amortization							(589)	(538)
Translation adjustment							(1,492)	493
Investment balance at end of period							22,281	25,233
Summarized financial information [Abstract]
Cash							4,107	3,683
Film costs							14,728	9,835
Other assets							10,322	8,294
Production obligation payable							(3,007)	0
Deferred revenues							(15,527)	(8,895)
Other liabilities							(2,147)	(2,396)
Equity							8,476	10,521
Revenues							13,460	36,976
Film cost amortization							(3,349)	(25,558)
General, administrative and other expenses							(3,542)	(3,307)
Income from operations							6,569	8,111
Net income							$ 4,939	$ 5,985
Acorn Media [Member] | Agatha Christie Limited Company [Member]
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)	64.00%	64.00%
Difference between carrying amount and underlying equity for ACL			$ 18,700						$ 18,700